UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: June 30, 2005
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005

Long-Term State and	Principal		Fair
Municipal Obligations	Amount	Cost	Value

Michigan (59.1% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$441,092	$466,726
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	601,811	675,013
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007	520,000	516,001	542,719
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	398,463	428,124
Detroit, Michigan, City School District, 5%, May 2022	500,000	517,300	534,995
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015	500,000	484,270	505,000
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	250,000	268,105
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	363,702	372,740
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015	330,000	347,150	333,300
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	359,525	403,442
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	432,496	433,888
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	270,000	262,475	286,089
Lincoln, Michigan, Consolidated School District, 5%, May 2018	170,000	170,000	180,254
Livonia, Michigan, Public Schools, 5.75%, May 2018	380,000	395,200	426,368
Macomb County, Michigan, Building Authority, 5%, March 2021	500,000	500,000	534,400
Madison, Michigan, District Public Schools, 5.125%, May 2018	750,000	711,555	809,895
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, 6%, December 2013	130,000	134,940	133,114
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, 5.375%, November 2017	150,000	154,161	154,233
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,389	571,412
Michigan State Building Authority Revenue, Series 1, 4.75%, October 2021	270,000	281,257	278,084
Michigan State Trunk Line, Series A, 4.75%, November 2020	120,000	107,835	124,196
Michigan State House of Representatives Certificates of Participation, 5%, August 2020	460,000	406,525	483,018
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	458,161	475,251
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	610,000	569,478	652,096
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018	150,000	136,501	157,454
University, Michigan, University Revenue Housing, 5.125%, November 2015	350,000	366,572	363,367
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	534,250	547,980
Wayland, Michigan, Unified School District, 5.125%, May 2017	1,025,000	976,231	1,061,582
Wayne County, Michigan, Airport Revenue, Series B, 5.25%, December 2015	135,000	136,832	145,290
Wayne County, Michigan, Airport Revenue, Series B, 5.25%, December 2017	500,000	526,803	536,600
Wayne County, Michigan, Airport Revenue, Series B, 4.875%, December 2023	325,000	332,079	335,010
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	565,000	575,407	607,234
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008	605,000	586,802	669,910
Wyoming, Michigan, Public Schools, 5.25%, May 2017	675,000	713,948	720,265
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	235,348	241,117

	14,485,000	14,538,559	15,458,271

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2005

Long-Term State and	Principal		Fair
Municipal Obligations	Amount	Cost	Value

All Other States and Territories (40.9% of investment fair value)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	$750,000	$724,900	$863,813
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008	290,000	258,381	310,344
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009	700,000	622,804	748,930
Maryland State Health and Higher Educational Facilities Authority Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%, July 2008	190,000	190,000	199,755
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	500,000	463,270	595,315
Metropolitan Transportation Authority, New York, Commuter Facilities Revenue, 5.25%, July 2017	310,000	299,541	337,844
New York, New York, City Municipal Water Authority, Water and Sewer System Revenue, 5.625%, June 2019	320,000	330,407	332,278
New York, New York, City Municipal Water Authority, Water and Sewer System Revenue, 5.625%, June 2019	625,000	645,325	648,025
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.125%, June 2022	205,000	194,550	214,414
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	504,225
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	575,000	571,297	626,060
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	500,000	544,085	591,700
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	454,144	480,036
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	560,231	663,773
Austin, Texas, Utility System Revenue, 6%, April 2006	500,000	474,565	512,365
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,931	480,379
Conroe, Texas, Independent School District and Schoolhouse, 5.3%, February 2020	445,000	452,952	481,325
Conroe, Texas, Independent School District and Schoolhouse, 5.3%, February 2020	35,000	35,625	37,325
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	483,906	510,231
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	527,365	541,665
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	763,366	808,818
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006	200,000	178,876	203,956

	9,800,000	9,732,871	10,692,576

Total investments	$24,285,000	$24,271,430	$26,150,847

Item 2.  Controls and Procedures.
     (a)     Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b)    There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3.  Exhibits.
     (1)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: August 5, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: August 5, 2005

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: August 5, 2005

EXHIBIT INDEX

Exhibit
No.	Description
(99)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.